Stock-Based Compensation Plans - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 1,068	¥ 1,232	¥ 1,952
Income tax benefit related to the stock-based compensation expense	207	209	287
Total cash received from exercise of stock-based compensation plans	200		4
Exercised	134,800	0	1,500
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised		0	0
Granted		0	0
Stock Acquisition Rights Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised	134,800
Equity-based compensation plan, vesting period	3 years
Weighted-average fair value per share of stock acquisition rights granted	¥ 821	¥ 189	¥ 345
Total intrinsic value of shares exercised under stock acquisition rights plan	52.0		0.2
Total unrecognized compensation expense	¥ 1,354
Total unrecognized compensation expense, weighted-average period to be recognized	2 years 11 days
Stock Acquisition Rights Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, exercisable period	10 years